Operating leases	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Operating leases	Operating leases
Lease costs recorded under operating leases for three and six months ended June 30, 2026 and June 30, 2025 were as follows:

	Three Months Ended		Six Months Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
	(in thousands)
Operating lease costs	$10,634	$11,469	$21,414	$22,668
Sublease income	(506)	(851)	(885)	(1,619)
Net lease costs	$10,128	$10,618	$20,529	$21,049

Of the total cost of $10.1 million incurred in the three months ended June 30, 2026 (June 30, 2025: $10.6 million), $8.5 million (June 30, 2025: $9.2 million) is recorded within selling, general and administration costs and $1.6 million (June 30, 2025: $1.4 million) is recorded within direct costs.

Of the total cost of $20.5 million incurred in the six months ended June 30, 2026 (June 30, 2025: $21.0 million), $17.4 million (June 30, 2025: $18.1 million) is recorded within selling, general and administration costs and $3.1 million (June 30, 2025: $2.9 million) is recorded within direct costs.

During the three and six months ended June 30, 2026 and June 30, 2025, costs incurred by the Group related to variable lease payments were de minimis.

Right-of-use assets obtained, in exchange for lease obligations during the three months ended June 30, 2026, totaled $1.9 million (June 30, 2025: $2.8 million). Right-of-use assets obtained, in exchange for lease obligations during the six months ended June 30, 2026, totaled $6.9 million (June 30, 2025: $9.8 million).

The weighted average remaining lease term and weighted-average discount rate at June 30, 2026 were 5.66 years and 3.83%, respectively. The weighted average remaining lease term and weighted-average discount rate at December 31, 2025 were 5.96 years and 4.04%, respectively.

Future minimum lease payments under non-cancelable leases as of June 30, 2026 were as follows:

(in thousands)
Year 1	$36,942
Year 2	33,054
Year 3	24,659
Year 4	16,716
Year 5	9,590
Thereafter	28,727
Total future minimum lease payments	149,688
Lease imputed interest	(14,425)
Total	$135,263
Operating lease liabilities are presented as current and non-current. As at June 30, 2026, operating lease liabilities of $32.5 million have been included in Other liabilities (December 31, 2025: $36.3 million) and $102.8 million have been classified as Non-Current Lease Liabilities (December 31, 2025: $117.1 million).